Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets [Abstract]
Accounts and notes receivable, allowance	$ 1,082	$ 571
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000	125,000,000
Common stock, shares issued	51,596,360	51,207,849
Common stock, shares outstanding	44,562,122	44,375,952
Treasury stock, shares	7,034,238	6,831,897